Share-based compensation - Black-Scholes Option Pricing Model (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Expected volatility	66.00%	66.00%
Risk-free interest rate	3.70%	3.20%
Expected life	4 years	4 years
Weighted average share price	$ 2.74	$ 6.59
Weighted average fair value of options granted	$ 1.45	$ 3.43
Share based compensation expense	$ 2,300,000	$ 4,200,000